Business Segment Information (Details) - USD ($)	3 Months Ended			6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2016	Jun. 30, 2015
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	$ 4,420,489,000	$ 4,198,736,000		$ 8,625,817,000	$ 8,158,663,000
Revenues from transactions with other same entity operating segments	0	0	$ 0	0	0
Segment revenue	4,420,489,000	4,198,736,000		8,625,817,000	8,158,663,000
Segment operating income	641,090,000	546,963,000		1,181,381,000	1,051,363,000
Segment depreciation and amortization	(194,209,000)	(180,959,000)	(356,813,000)	(375,992,000)	(356,813,000)
Income (Loss) From Equity Method Investments	13,471,000	6,797,000		32,042,000	13,001,000
Segment Assets	17,853,135,000	25,162,881,000		17,853,135,000	25,162,881,000
thereof investment in equity method investees				678,833,000	638,284,000
Capital expenditures, acquisitions and investments	469,111,000	295,250,000	518,342,000	810,347,000	518,342,000
North America Segment [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	3,167,723,000	2,945,584,000	5,717,063,000	6,211,512,000	5,717,063,000
Revenues from transactions with other same entity operating segments	1,116,000	1,536,000	2,826,000	2,136,000	2,826,000
Segment revenue	3,168,839,000	2,947,120,000	5,719,889,000	6,213,648,000	5,719,889,000
Segment operating income	512,870,000	428,233,000	768,317,000	949,316,000	768,317,000
Segment depreciation and amortization	(107,889,000)	(100,879,000)	(198,069,000)	(209,214,000)	(198,069,000)
Income (Loss) From Equity Method Investments	14,406,000	4,005,000	8,511,000	30,939,000	8,511,000
Segment Assets	17,853,135,000			17,853,135,000
thereof investment in equity method investees			280,427,000	314,621,000	280,427,000
Capital expenditures, acquisitions and investments	306,069,000	166,171,000	287,403,000	549,539,000	287,403,000
EMEA Segment [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	676,337,000	667,657,000	1,296,663,000	1,307,121,000	1,296,663,000
Revenues from transactions with other same entity operating segments	0	0	0	0	0
Segment revenue	676,337,000	667,657,000	1,296,663,000	1,307,121,000	1,296,663,000
Segment operating income	139,499,000	134,242,000	275,498,000	269,343,000	275,498,000
Segment depreciation and amortization	(30,958,000)	(28,816,000)	(57,142,000)	(59,180,000)	(57,142,000)
Income (Loss) From Equity Method Investments	(711,000)	1,818,000	2,881,000	659,000	2,881,000
Segment Assets	3,621,133,000	3,463,556,000		3,621,133,000	3,463,556,000
thereof investment in equity method investees			221,172,000	226,155,000	221,172,000
Capital expenditures, acquisitions and investments	74,727,000	41,434,000	72,184,000	103,770,000	72,184,000
Asia-Pacific Segment [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	396,757,000	376,099,000	729,137,000	771,091,000	729,137,000
Revenues from transactions with other same entity operating segments	4,000	18,000	18,000	10,000	18,000
Segment revenue	396,761,000	376,117,000	729,155,000	771,101,000	729,155,000
Segment operating income	74,888,000	67,034,000	151,546,000	139,968,000	151,546,000
Segment depreciation and amortization	(12,052,000)	(11,604,000)	(22,435,000)	(23,599,000)	(22,435,000)
Income (Loss) From Equity Method Investments	(785,000)	834,000	1,196,000	(227,000)	1,196,000
Segment Assets	1,817,984,000	1,793,006,000		1,817,984,000	1,793,006,000
thereof investment in equity method investees			111,052,000	111,083,000	111,052,000
Capital expenditures, acquisitions and investments	9,284,000	11,006,000	23,935,000	17,855,000	23,935,000
Latin America Segment [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	174,966,000	202,693,000	400,572,000	328,218,000	400,572,000
Revenues from transactions with other same entity operating segments	66,000	145,000	244,000	98,000	244,000
Segment revenue	175,032,000	202,838,000	400,816,000	328,316,000	400,816,000
Segment operating income	16,264,000	15,711,000	33,568,000	27,145,000	33,568,000
Segment depreciation and amortization	(4,248,000)	(4,236,000)	(9,049,000)	(7,848,000)	(9,049,000)
Income (Loss) From Equity Method Investments	561,000	140,000	413,000	671,000	413,000
Segment Assets	706,713,000	702,015,000		706,713,000	702,015,000
thereof investment in equity method investees			25,633,000	26,974,000	25,633,000
Capital expenditures, acquisitions and investments	11,027,000	5,442,000	10,901,000	15,818,000	10,901,000
Segments Total
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	4,415,783,000	4,192,033,000	8,143,435,000	8,617,942,000	8,143,435,000
Revenues from transactions with other same entity operating segments	1,186,000	1,699,000	3,088,000	2,244,000	3,088,000
Segment revenue	4,416,969,000	4,193,732,000	8,146,523,000	8,620,186,000	8,146,523,000
Segment operating income	743,521,000	645,220,000	1,228,929,000	1,385,772,000	1,228,929,000
Segment depreciation and amortization	(155,147,000)	(145,535,000)	(286,695,000)	(299,841,000)	(286,695,000)
Income (Loss) From Equity Method Investments	13,471,000	6,797,000	13,001,000	32,042,000	13,001,000
Segment Assets	23,998,965,000	22,792,655,000		23,998,965,000	22,792,655,000
thereof investment in equity method investees			638,284,000	678,833,000	638,284,000
Capital expenditures, acquisitions and investments	401,107,000	224,053,000	394,423,000	686,982,000	394,423,000
Corporate [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	4,706,000	6,703,000	15,228,000	7,875,000	15,228,000
Revenues from transactions with other same entity operating segments	(1,186,000)	(1,699,000)	(3,088,000)	(2,244,000)	(3,088,000)
Segment revenue	3,520,000	5,004,000	12,140,000	5,631,000	12,140,000
Segment operating income	(102,431,000)	(98,257,000)	(177,566,000)	(204,391,000)	(177,566,000)
Segment depreciation and amortization	(39,062,000)	(35,424,000)	(70,118,000)	(76,151,000)	(70,118,000)
Income (Loss) From Equity Method Investments	0	0	0	0	0
Segment Assets	2,553,786,000	2,370,226,000		2,553,786,000	2,370,226,000
thereof investment in equity method investees			0	0	0
Capital expenditures, acquisitions and investments	$ 68,004,000	$ 71,197,000	$ 123,919,000	$ 123,365,000	$ 123,919,000